Schedule IV - Mortgage Loans on Real Estate (FY) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Carrying Amount	$ 2,714,734	$ 2,762,963
First Mortgage
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	2,722,863
Carrying Amount	2,714,734
First Mortgage | Industrial | Senior 1
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	33,655
Carrying Amount	$ 33,655
Interest Rate	4.00%
First Mortgage | Industrial | Senior 35
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 14,160
Carrying Amount	$ 14,159
Interest Rate	3.95%
First Mortgage | Industrial | Senior 65
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 53,500
Carrying Amount	$ 53,297
Interest Rate	3.75%
First Mortgage | Industrial | Senior 68
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 22,230
Carrying Amount	$ 22,133
Interest Rate	3.55%
First Mortgage | Industrial | Senior 77
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 25,350
Carrying Amount	$ 25,315
Interest Rate	3.50%
First Mortgage | Industrial | Senior 82
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 14,650
Carrying Amount	$ 14,606
Interest Rate	6.00%
First Mortgage | Industrial | Senior 87
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 16,400
Carrying Amount	$ 16,312
Interest Rate	6.25%
First Mortgage | Industrial | Senior 94
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 24,657
Carrying Amount	$ 24,376
Interest Rate	4.60%
First Mortgage | Industrial | Senior 111
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 24,552
Carrying Amount	$ 24,426
Interest Rate	4.35%
First Mortgage | Industrial | Senior 121
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 14,250
Carrying Amount	$ 14,160
Interest Rate	4.50%
First Mortgage | Mixed Use | Senior 2
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 12,839
Carrying Amount	$ 12,839
Interest Rate	5.00%
First Mortgage | Mixed Use | Senior 24
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 59,451
Carrying Amount	$ 59,451
Interest Rate	4.87%
First Mortgage | Mixed Use | Senior 92
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 30,465
Carrying Amount	$ 30,246
Interest Rate	5.15%
First Mortgage | Office | Senior 3
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 14,034
Carrying Amount	$ 14,034
Interest Rate	4.45%
First Mortgage | Office | Senior 4
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 8,391
Carrying Amount	$ 8,391
Interest Rate	6.00%
First Mortgage | Office | Senior 6
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 26,811
Carrying Amount	$ 26,811
Interest Rate	4.15%
First Mortgage | Office | Senior 13
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 23,726
Carrying Amount	$ 23,726
Interest Rate	5.15%
First Mortgage | Office | Senior 25
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 21,100
Carrying Amount	$ 21,100
Interest Rate	3.75%
First Mortgage | Office | Senior 27
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 16,342
Carrying Amount	$ 16,342
Interest Rate	3.40%
First Mortgage | Office | Senior 38
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 7,200
Carrying Amount	$ 7,198
Interest Rate	3.90%
First Mortgage | Office | Senior 45
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 42,631
Carrying Amount	$ 42,519
Interest Rate	3.50%
First Mortgage | Office | Senior 51
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 34,400
Carrying Amount	$ 34,232
Interest Rate	3.90%
First Mortgage | Office | Senior 61
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 29,750
Carrying Amount	$ 29,681
Interest Rate	3.35%
First Mortgage | Office | Senior 66
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 21,825
Carrying Amount	$ 21,728
Interest Rate	3.50%
First Mortgage | Office | Senior 74
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 25,500
Carrying Amount	$ 25,351
Interest Rate	4.35%
First Mortgage | Office | Senior 76
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 48,276
Carrying Amount	$ 47,862
Interest Rate	3.70%
First Mortgage | Office | Senior 79
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 27,598
Carrying Amount	$ 27,491
Interest Rate	2.70%
First Mortgage | Office | Senior 106
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 19,003
Carrying Amount	$ 18,909
Interest Rate	4.50%
First Mortgage | Office | Senior 107
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 69,675
Carrying Amount	$ 69,339
Interest Rate	5.15%
First Mortgage | Office | Senior 108
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 30,900
Carrying Amount	$ 30,670
Interest Rate	5.20%
First Mortgage | Office | Senior 113
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 12,750
Carrying Amount	$ 12,682
Interest Rate	5.00%
First Mortgage | Office | Senior 122
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 11,550
Carrying Amount	$ 11,479
Interest Rate	5.50%
First Mortgage | Office | Senior 124
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 26,000
Carrying Amount	$ 25,869
Interest Rate	5.00%
First Mortgage | Multifamily | Senior 5
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 37,812
Carrying Amount	$ 37,812
Interest Rate	3.35%
First Mortgage | Multifamily | Senior 10
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 77,945
Carrying Amount	$ 77,701
Interest Rate	4.50%
First Mortgage | Multifamily | Senior 14
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 41,826
Carrying Amount	$ 41,811
Interest Rate	3.70%
First Mortgage | Multifamily | Senior 17
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 35,886
Carrying Amount	$ 35,886
Interest Rate	3.00%
First Mortgage | Multifamily | Senior 30
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 16,172
Carrying Amount	$ 16,172
Interest Rate	3.15%
First Mortgage | Multifamily | Senior 31
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 22,417
Carrying Amount	$ 22,417
Interest Rate	3.40%
First Mortgage | Multifamily | Senior 32
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 29,868
Carrying Amount	$ 29,868
Interest Rate	3.35%
First Mortgage | Multifamily | Senior 36
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 48,500
Carrying Amount	$ 48,498
Interest Rate	3.75%
First Mortgage | Multifamily | Senior 37
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 23,295
Carrying Amount	$ 23,196
Interest Rate	5.70%
First Mortgage | Multifamily | Senior 43
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 24,711
Carrying Amount	$ 24,669
Interest Rate	3.10%
First Mortgage | Multifamily | Senior 44
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 37,643
Carrying Amount	$ 37,581
Interest Rate	3.10%
First Mortgage | Multifamily | Senior 48
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 18,100
Carrying Amount	$ 18,097
Interest Rate	3.40%
First Mortgage | Multifamily | Senior 50
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 18,656
Carrying Amount	$ 18,604
Interest Rate	3.10%
First Mortgage | Multifamily | Senior 60
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 23,149
Carrying Amount	$ 23,103
Interest Rate	2.65%
First Mortgage | Multifamily | Senior 63
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 12,839
Carrying Amount	$ 12,787
Interest Rate	2.65%
First Mortgage | Multifamily | Senior 64
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 37,021
Carrying Amount	$ 36,924
Interest Rate	2.75%
First Mortgage | Multifamily | Senior 69
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 21,083
Carrying Amount	$ 21,017
Interest Rate	2.75%
First Mortgage | Multifamily | Senior 70
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 27,087
Carrying Amount	$ 26,989
Interest Rate	3.15%
First Mortgage | Multifamily | Senior 71
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 26,130
Carrying Amount	$ 26,069
Interest Rate	2.70%
First Mortgage | Multifamily | Senior 72
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 7,150
Carrying Amount	$ 7,119
Interest Rate	4.75%
First Mortgage | Multifamily | Senior 73
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 25,000
Carrying Amount	$ 24,935
Interest Rate	3.00%
First Mortgage | Multifamily | Senior 75
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 14,181
Carrying Amount	$ 14,141
Interest Rate	3.10%
First Mortgage | Multifamily | Senior 78
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 11,800
Carrying Amount	$ 11,757
Interest Rate	3.15%
First Mortgage | Multifamily | Senior 80
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 75,100
Carrying Amount	$ 75,260
Interest Rate	4.35%
First Mortgage | Multifamily | Senior 83
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 7,149
Carrying Amount	$ 7,123
Interest Rate	4.75%
First Mortgage | Multifamily | Senior 84
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 6,764
Carrying Amount	$ 6,731
Interest Rate	4.90%
First Mortgage | Multifamily | Senior 85
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 46,000
Carrying Amount	$ 45,797
Interest Rate	4.75%
First Mortgage | Multifamily | Senior 86
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 5,550
Carrying Amount	$ 5,530
Interest Rate	6.87%
First Mortgage | Multifamily | Senior 88
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 14,505
Carrying Amount	$ 14,425
Interest Rate	4.75%
First Mortgage | Multifamily | Senior 89
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 23,438
Carrying Amount	$ 23,337
Interest Rate	4.65%
First Mortgage | Multifamily | Senior 90
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 4,300
Carrying Amount	$ 4,281
Interest Rate	5.50%
First Mortgage | Multifamily | Senior 93
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 3,140
Carrying Amount	$ 3,126
Interest Rate	6.25%
First Mortgage | Multifamily | Senior 95
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 0
Carrying Amount	$ 0
Interest Rate	5.25%
First Mortgage | Multifamily | Senior 97
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 2,465
Carrying Amount	$ 2,453
Interest Rate	5.75%
First Mortgage | Multifamily | Senior 98
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 50,000
Carrying Amount	$ 49,789
Interest Rate	6.69%
First Mortgage | Multifamily | Senior 100
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 11,622
Carrying Amount	$ 11,545
Interest Rate	4.75%
First Mortgage | Multifamily | Senior 102
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 27,550
Carrying Amount	$ 27,431
Interest Rate	5.75%
First Mortgage | Multifamily | Senior 103
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 76,000
Carrying Amount	$ 75,649
Interest Rate	4.10%
First Mortgage | Multifamily | Senior 104
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 58,000
Carrying Amount	$ 57,732
Interest Rate	5.25%
First Mortgage | Multifamily | Senior 109
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 10,945
Carrying Amount	$ 10,895
Interest Rate	7.04%
First Mortgage | Multifamily | Senior 114
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 40,937
Carrying Amount	$ 40,682
Interest Rate	4.35%
First Mortgage | Multifamily | Senior 115
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 36,200
Carrying Amount	$ 35,997
Interest Rate	4.45%
First Mortgage | Multifamily | Senior 116
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 8,250
Carrying Amount	$ 8,200
Interest Rate	5.50%
First Mortgage | Multifamily | Senior 119
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 5,730
Carrying Amount	$ 5,701
Interest Rate	5.00%
First Mortgage | Multifamily | Senior 120
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 18,800
Carrying Amount	$ 18,613
Interest Rate	4.00%
First Mortgage | Multifamily | Senior 123
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 21,000
Carrying Amount	$ 20,884
Interest Rate	4.60%
First Mortgage | Multifamily | Mezzanine 1
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 3,480
Carrying Amount	$ 3,488
Interest Rate	9.50%
First Mortgage | Multifamily | Mezzanine 3
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 6,500
Carrying Amount	$ 6,473
Interest Rate	10.25%
First Mortgage | Multifamily | Mezzanine 5
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 1,000
Carrying Amount	$ 1,005
Interest Rate	11.00%
First Mortgage | Hospitality | Senior 7
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 10,400
Carrying Amount	$ 10,400
Interest Rate	6.25%
First Mortgage | Hospitality | Senior 8
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 5,894
Carrying Amount	$ 5,894
Interest Rate	3.50%
First Mortgage | Hospitality | Senior 9
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 57,075
Carrying Amount	$ 57,075
Interest Rate	5.19%
First Mortgage | Hospitality | Senior 11
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 10,250
Carrying Amount	$ 10,247
Interest Rate	5.25%
First Mortgage | Hospitality | Senior 12
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 23,000
Carrying Amount	$ 22,998
Interest Rate	6.00%
First Mortgage | Hospitality | Senior 15
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 28,272
Carrying Amount	$ 28,255
Interest Rate	4.00%
First Mortgage | Hospitality | Senior 16
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 22,700
Carrying Amount	$ 22,688
Interest Rate	4.40%
First Mortgage | Hospitality | Senior 23
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 22,355
Carrying Amount	$ 22,332
Interest Rate	3.50%
First Mortgage | Hospitality | Senior 34
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 8,523
Carrying Amount	$ 8,507
Interest Rate	4.80%
First Mortgage | Hospitality | Senior 40
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 14,000
Carrying Amount	$ 13,985
Interest Rate	4.47%
First Mortgage | Hospitality | Senior 42
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 21,000
Carrying Amount	$ 20,981
Interest Rate	4.14%
First Mortgage | Hospitality | Senior 47
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 10,580
Carrying Amount	$ 10,547
Interest Rate	4.50%
First Mortgage | Hospitality | Senior 49
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 19,900
Carrying Amount	$ 19,850
Interest Rate	4.15%
First Mortgage | Hospitality | Senior 52
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 20,930
Carrying Amount	$ 20,852
Interest Rate	3.75%
First Mortgage | Hospitality | Senior 53
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 15,500
Carrying Amount	$ 15,452
Interest Rate	4.00%
First Mortgage | Hospitality | Senior 54
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 5,250
Carrying Amount	$ 5,242
Interest Rate	4.25%
First Mortgage | Hospitality | Senior 55
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 12,750
Carrying Amount	$ 12,708
Interest Rate	4.45%
First Mortgage | Hospitality | Senior 56
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 9,545
Carrying Amount	$ 9,525
Interest Rate	4.50%
First Mortgage | Hospitality | Senior 62
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 34,484
Carrying Amount	$ 34,407
Interest Rate	3.99%
First Mortgage | Hospitality | Senior 67
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 7,100
Carrying Amount	$ 7,076
Interest Rate	4.00%
First Mortgage | Hospitality | Senior 96
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 27,000
Carrying Amount	$ 26,878
Interest Rate	6.50%
First Mortgage | Hospitality | Senior 125
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 17,401
Carrying Amount	$ 17,243
Interest Rate	5.75%
First Mortgage | Self Storage | Senior 18
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 3,851
Carrying Amount	$ 3,849
Interest Rate	4.05%
First Mortgage | Self Storage | Senior 19
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 6,496
Carrying Amount	$ 6,492
Interest Rate	4.05%
First Mortgage | Self Storage | Senior 20
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 7,606
Carrying Amount	$ 7,600
Interest Rate	4.05%
First Mortgage | Self Storage | Senior 21
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 2,400
Carrying Amount	$ 2,398
Interest Rate	4.05%
First Mortgage | Self Storage | Senior 22
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 6,310
Carrying Amount	$ 6,305
Interest Rate	5.05%
First Mortgage | Self Storage | Senior 26
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 6,299
Carrying Amount	$ 6,299
Interest Rate	6.00%
First Mortgage | Self Storage | Senior 29
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 11,966
Carrying Amount	$ 11,966
Interest Rate	5.50%
First Mortgage | Self Storage | Senior 99
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 29,895
Carrying Amount	$ 29,759
Interest Rate	5.00%
First Mortgage | Self Storage | Senior 110
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 11,600
Carrying Amount	$ 11,546
Interest Rate	4.76%
First Mortgage | Retail | Senior 28
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 29,500
Carrying Amount	$ 29,426
Interest Rate	6.25%
First Mortgage | Retail | Senior 41
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 14,250
Carrying Amount	$ 14,260
Interest Rate	3.95%
First Mortgage | Retail | Senior 46
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 8,500
Carrying Amount	$ 8,500
Interest Rate	7.50%
First Mortgage | Retail | Senior 57
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 9,400
Carrying Amount	$ 9,371
Interest Rate	4.20%
First Mortgage | Retail | Senior 117
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 11,963
Carrying Amount	$ 11,833
Interest Rate	4.87%
First Mortgage | Retail | Mezzanine 2
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 3,500
Carrying Amount	$ 3,500
Interest Rate	10.00%
First Mortgage | Retail | Mezzanine 4
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 1,438
Carrying Amount	$ 1,444
Interest Rate	10.75%
First Mortgage | Land | Senior 33
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 16,400
Carrying Amount	$ 16,400
Interest Rate	6.00%
First Mortgage | Manufactured Housing | Senior 39
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 8,893
Carrying Amount	$ 8,858
Interest Rate	4.40%
First Mortgage | Manufactured Housing | Senior 58
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 12,200
Carrying Amount	$ 12,162
Interest Rate	3.65%
First Mortgage | Manufactured Housing | Senior 59
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 24,100
Carrying Amount	$ 24,029
Interest Rate	3.65%
First Mortgage | Manufactured Housing | Senior 81
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 1,385
Carrying Amount	$ 1,385
Interest Rate	5.50%
First Mortgage | Manufactured Housing | Senior 91
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 7,680
Carrying Amount	$ 7,645
Interest Rate	4.50%
First Mortgage | Manufactured Housing | Senior 101
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 3,400
Carrying Amount	$ 3,384
Interest Rate	5.00%
First Mortgage | Manufactured Housing | Senior 105
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 5,020
Carrying Amount	$ 4,996
Interest Rate	5.25%
First Mortgage | Manufactured Housing | Senior 112
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 5,000
Carrying Amount	$ 4,929
Interest Rate	5.90%
First Mortgage | Manufactured Housing | Senior 118
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount	$ 3,585
Carrying Amount	$ 3,567
Interest Rate	5.40%